Propery, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Construction of changzhou manufacturing plants	$ 183,967	$ 3,017,458
Interest expense	179,787	142,079
Depreciation expenses	$ 15,292	$ 12,900